LEASES - Additional information (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
MATERIAL ACCOUNTING POLICIES
Purchase price	€ 11,400
Lease term	10 years
Lease payment	€ 100
Sale and leaseback transaction interest rate	6.58%
Weighted average IBR (Percentage)		6.76%	6.65%
Variable lease payments		€ 0
Operating lease income		10
Minimum lease payments to be received	€ 115	115	€ 115
Sublease income per month		€ 3
Maximum
MATERIAL ACCOUNTING POLICIES
Renewal Lease term	15 years